Loans and borrowings (Tables)	12 Months Ended
Dec. 31, 2021
Loans and borrowings.
Schedule of loans and borrowings

	December 31,	December 31,
	2021	2020
Long-term loans and borrowings:
Bank loan	3,362,762	3,831,270
Non-convertible bonds	3,973,079	3,960,056
Other loan - principal	2,972	—
Other loan - interest	63	—
Total	7,338,876	7,791,326
Current loans and borrowings:
Bank loan – current portion	585,316	471,027
Bank loan - interest	99,981	—
Non-convertible bonds – interest	12,723	12,584
Other loan – principal	743	1,478
Other loan – interest	15	11
Total	698,778	485,100

Summary of reconciliation of liabilities arising from financing activities

	Liabilities				Equity	Total
				Payables to/
	Bank and			Receivables
	other loans			from non-
	and		Dividends	controlling
	borrowings	Lease	payables to	interests	Treasury
	(Notes 21 (a),	liabilities	shareholders	(Note	shares(Note
	21(b))	(Note 23)	(Note 19(d))	19(d))	19(f))
Balance at January 1, 2021	8,276,426	241,997	—	—	—	8,518,423
Changes from financing cash flows
Acquisition of treasury shares	—	—	—	—	(1,096,357)	(1,096,357)
Bank and other loans received	7,765	—	—	—	—	7,765
Bank loan repaid	(400,672)	—	—	—	—	(400,672)
Bank loans and other borrowings origination fees paid	(43,615)	—	—	—	—	(43,615)
Dividends paid	—	—	(2,073,893)	(106,978)	—	(2,180,871)
Repayment of lease liabilities	—	(90,166)	—	—	—	(90,166)
Cash paid for non-controlling interest	—	—	—	(155,177)	—	(155,177)
Total changes from financing cash flows	(436,522)	(90,166)	(2,073,893)	(262,155)	(1,096,357)	(3,959,093)
Other changes not relating to financing cash flows
Interest accrued	613,439	20,464	—	—	—	633,903
Interest paid	(485,512)	(20,464)	—	—	—	(505,976)
New leases, including modifications	—	45,260	—	—	—	45,260
Distributions to shareholders and non-controlling interest	—	—	2,047,690	109,932	—	2,157,622
Changes in payables related to transaction costs on bonds issue	39,012	—	—	—	—	39,012
Acquisition of loan with the subsidiary acquired	30,765	—	—	—	—	30,765
Acquisition of non-controlling interest	—	—	—	155,177	—	155,177
Foreign exchange gain	7	—	26,203	—	—	26,210
Foreign currency translation differences	39	(46)	—	(2,954)	—	(2,961)
Total other changes	197,750	45,214	2,073,893	262,155	—	2,579,012
Balance at December 31, 2021	8,037,654	197,045	—	—	(1,096,357)	7,138,342

				Payables to/
	Bank and			Receivables
	other loans			from non-
	and		Dividends	controlling
	borrowings	Lease	payables to	interests
	(Notes 21(a),	liabilities	shareholders	(Note
	21(b))	(Note 23)	(Note 19(d))	19(d))	Total
Balance at January 1, 2020	5,129,055	290,618	—	—	5,419,673
Changes from financing cash flows
Bank and other loans received	4,616,478	—	—	—	4,616,478
Non-convertible bonds issued	4,000,000	—	—	—	4,000,000
Bank loan repaid	(5,397,895)	—	—	—	(5,397,895)
Dividends paid	—	—	(1,885,441)	(102,731)	(1,988,172)
Bank loan origination fees	(56,668)	—	—	—	(56,668)
Repayment of lease liabilities	—	(59,737)	—	—	(59,737)
Contribution from non-controlling interest received	—	—	—	44	44
Total changes from financing cash flows	3,161,915	(59,737)	(1,885,441)	(102,687)	1,114,050
Other changes not relating to financing cashflows
Interest accrued	364,313	26,334	—	—	390,647
Interest paid	(339,845)	(26,334)	—	—	(366,179)
New leases, including modifications	—	10,754	—	—	10,754
Distributions to shareholders and non-controlling interest	—	—	1,800,520	103,126	1,903,646
Transaction costs related to bond issue	(39,012)	—	—	—	(39,012)
Contribution from non-controlling interest	—	—	—	(44)	(44)
Foreign exchange gain	—	—	84,921	—	84,921
Foreign currency translation differences	—	362	—	(395)	(33)
Total other changes	(14,544)	11,116	1,885,441	102,687	1,984,700
Balance at December 31, 2020	8,276,426	241,997	—	—	8,518,423

	Bank and			Dividends
	other loans			payables to
	and		Dividends	non-
	borrowings	Lease	payables to	controlling
	(Notes 21 (a),	liabilities	shareholders	interests (Note
	21(b))	(Note 23)	(Note 19(d))	19(d))	Total
Balance at January 1, 2019	6,437,616	343,455	—	5,916	6,786,987
Changes from financing cash flows
Bank loan repaid	(1,055,000)	—	—	—	(1,055,000)
Other loan repaid	(270,000)	—	—	—	(270,000)
Acquisition of non-controlling interest	—	—	—	(2,107)	(2,107)
Dividends paid	—	—	(1,133,501)	(131,456)	(1,264,957)
Repayment of lease liabilities	—	(61,376)	—	—	(61,376)
Total changes from financing cash flows	(1,325,000)	(61,376)	(1,133,501)	(133,563)	(2,653,440)
Other changes
Interest accrued	565,918	32,941	—	—	598,859
Interest paid	(549,479)	(32,941)	—	—	(582,420)
New leases, including modifications	—	9,147	—	—	9,147
Distributions to shareholders and non-controlling interest	—	—	1,160,345	126,460	1,286,805
Foreign exchange loss	—	—	(26,844)	—	(26,844)
Foreign currency translation differences	—	(608)	—	1,187	579
Total other changes	16,439	8,539	1,133,501	127,647	1,286,126
Balance at December 31, 2019	5,129,055	290,618	—	—	5,419,673